CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (5,600,000)	$ (21,665,704)	$ (1,651,273)
Change in cumulative foreign currency trans adjustment	28,289	3,285	45,396
Comprehensive loss	$ (5,606,682)	$ (21,662,419)	$ (1,605,877)